UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22859

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

(Exact name of registrant as specified in charter)

677 Washington Boulevard

Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Alternative and Quantitative Investments LLC

677 Washington Boulevard

Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q MASTERS FUND (formerly O’CONNOR FUND OF FUNDS: MASTERS)

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2014 to September 30, 2014

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

A&Q MASTERS FUND (formerly O’CONNOR FUND OF FUNDS: MASTERS)

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2014 to September 30, 2014

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Statement of Assets and Liabilities

(Unaudited)

September 30, 2014

ASSETS

Investments in Investment Funds, at fair value (cost $114,431,001)	$128,714,322
Receivable from Investment Funds	5,545,637
Advanced subscriptions in Investment Funds	3,000,000
Cash	2,165,072
Receivable from Adviser	160,978
Other assets	46,588

Total Assets	139,632,597

LIABILITIES

Redemptions payable	916,084
Subscriptions received in advance	848,750
Management Fee payable	816,464
Professional fees payable	188,721
Incentive Fee payable	61,744
Administration fee payable	37,809
Trustees’ fees payable	12,000
Custody fee payable	7,146
Other liabilities	38,841

Total Liabilities	2,927,559

Net Assets	$136,705,038

NET ASSETS

Represented by:
Paid in capital	$125,450,010
Accumulated net realized gain from investments in Investment Funds	1,168,614
Accumulated net investment loss	(4,196,907)
Accumulated net unrealized appreciation on investments in Investment Funds	14,283,321

Net Assets	$136,705,038

Net asset value per Share (based on 128,090.129 Shares outstanding)	$1,067.26

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Statement of Operations

(Unaudited)

Period from April 1, 2014 to September 30, 2014

EXPENSES

Management Fee	$811,927
Professional fees	312,500
Administration fee	113,221
Incentive Fee	61,744
Trustees’ fees	42,000
Loan fees	23,129
Custody fee	21,266
Printing, insurance and other expenses	35,150

Total Expenses before amounts waived or reimbursed by Adviser (Note 4)	1,420,937

Less expense reimbursement repaid by Adviser (Note 4)	(337,159)

Net Expenses	1,083,778

Net Investment Loss	(1,083,778)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain from investments in Investment Funds	510,179
Net change in unrealized appreciation on investments in Investment Funds	1,745,989

Net Realized and Unrealized Gain/(Loss) from Investments	2,256,168

Net Increase in Net Assets Derived from Operations	$1,172,390

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Statement of Changes in Net Assets

(Unaudited)

Period From July 1, 2013 (date of reorganization) to March 31, 2014 and

Period from April 1, 2014 to September 30, 2014 (Unaudited)

Net Assets at July 1, 2013 (See Note 1)	$88,868,193

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(1,559,714)
Net realized gain from investments in Investment Funds	1,153,190
Net change in unrealized appreciation on investments in Investment Funds	7,995,447
Net Increase in Net Assets Derived from Operations	7,588,923

DISTRIBUTIONS TO SHAREHOLDERS	(2,347,009)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 11,550.464 Shares	12,290,000
Reinvestment of distributions of 2,129.204 Shares	2,247,077
Shareholders’ redemptions of 1,494.921 Shares	(1,580,045)
Net Increase in Net Assets Derived from Capital Transactions	12,957,032

Net Assets at March 31, 2014	$107,067,139

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(1,083,778)
Net realized gain from investments in Investment Funds	510,179
Net change in unrealized appreciation on investments in Investment Funds	1,745,989
Net Increase in Net Assets Derived from Operations	1,172,390

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 29,047.503 Shares	30,610,362
Shareholders’ redemptions of 2,010.314 Shares	(2,144,853)
Net Increase in Net Assets Derived from Capital Transactions	28,465,509

Net Assets at September 30, 2014	$136,705,038

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Statement of Cash Flows

(Unaudited)

Period from April 1, 2014 to September 30, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets derived from operations	$1,172,390
Adjustments to reconcile net increase in net assets derived from operations to net cash used in operating activities:
Purchases of investments in Investment Funds	(34,560,209)
Proceeds from disposition of investments in Investment Funds	6,349,544
Net realized (gain) from investments in Investment Funds	(510,179)
Net change in unrealized (appreciation) on investments in Investment Funds	(1,745,989)
Changes in assets and liabilities:
(Increase) decrease in assets:
Receivable from Investment Funds	(4,371,513)
Advanced subscriptions in Investment Funds	(2,000,000)
Receivable from Adviser	687,420
Other assets	(4,615)
Increase (decrease) in liabilities:
Management Fee payable	492,498
Professional fees payable	80,982
Administration fee payable	(3,309)
Incentive Fee payable	44,800
Trustees’ fees payable	5,500
Custody fee payable	3,010
Loan interest payable	(320)
Other liabilities	3,579
Net cash used in operating activities	(34,356,411)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders’ subscriptions, including change in subscriptions received in advance	23,767,321
Payments on shareholders’ redemptions, including change in shareholders’ redemptions payable	(1,831,340)
Net cash provided by financing activities	21,935,981

Net decrease in cash	(12,420,430)
Cash-beginning of period	14,585,502
Cash-end of period	$2,165,072

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Financial Highlights

(Unaudited)

The following represents the ratios to average net assets and other supplemental information for the periods indicated. An individual shareholder’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from April 1, 2014 to September 30, 2014	Period from July 1, 2013 (date of reorganization) to March 31, 2014*

Per Share operating performance
Net asset value per Share, beginning	$1,059.52	$1,000.00
Gain/(Loss) from investment operations:

Net investment loss [a]	(9.12)	(16.98)

Net realized and unrealized gain/(loss) from investments [b]	16.86	102.91

Total gain/(loss) from investment operations	7.74	85.93

Distributions to shareholders	0.00	(26.41)

Net asset value per Share, ending	$1,067.26	$1,059.52

Ratio/Supplemental Data:

Ratio of net investment gain/(loss) to average net assets [c,d,e]	(1.67)%	(2.04)%

Ratio of total expenses to average net assets before expense reimbursement and after Incentive Fee [c,d,e,f]	2.21%	3.81%

Ratio of net expenses to average net assets before Incentive Fee [c,d,e]	1.62%	1.62%

Ratio of net expenses to average net assets after Incentive Fee [c,d,e]	1.67%	2.04%

Portfolio turnover rate	5.45%	8.31%

Total return after Incentive Fee [g,h]	0.73%	8.60%

Net assets	$136,705,038	$107,067,139

a	Calculated based on the average Shares outstanding during the period.

b

In addition to net realized and unrealized gains (losses) on investments as set forth in the Statement of Operations, this amount includes a decrease in net asset value per Share resulting from the timing of issuances and redemptions of Shares in relation to fluctuating market values for the portfolio investments.

c	Ratios to average net assets are calculated based on the average net assets for the period.

d

Ratios of net investment loss, total expenses and net expenses to average net assets do not include the impact of expenses and incentive allocations or incentive fees by the underlying Investment Funds.

e	Annualized, except for Incentive Fee.

f

The ratios of total expenses to average net assets before Incentive Fee were 2.16% and 3.39% for the period from April 1, 2014 to September 30, 2014 and for the period from July 1, 2013 (date of reorganization) to March 31, 2014, respectively. For the period from April 1, 2014 to September 30, 2014 and for the period from July 1, 2013 (date of reorganization) to March 31, 2014, the advisor was reimbursed $337,159 which represented 0.54% of average net assets and $1,266,761 which represented 1.77% of average net assets, respectively.

g

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for reinvestment of all dividends and distributions, if any, in accordance with the reinvestment plan. The total return does not reflect any sales changes. Total return for periods less than a full year are not annualized.

h

The total returns before Incentive Fee were 0.78% and 9.03% for the period April 1, 2014 to September 30, 2014 and for the period from July 1, 2013 (date of reorganization) to March 31, 2014, respectively.

*	Represents activity since the reorganization as described in Note 1.

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Notes to Financial Statements

(Unaudited)

September 30, 2014

1.	Organization

A&Q Masters Fund (formally O’Connor Fund of Funds: Masters) (the “Fund”) was initially organized as a limited partnership under the laws of New York on June 2, 1995 and was reorganized as a limited liability company under the laws of Delaware on October 15, 2002 (O’Connor Fund of Funds: Masters LLC; the “Predecessor Fund”). On June 20, 2013, UBS Alternative and Quantitative Investments LLC (“UBS A&Q” or the “Adviser”), a Delaware limited liability company, created a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. On July 1, 2013 (date of reorganization), the Predecessor Fund merged into the statutory trust to create the Fund in a tax-free reorganization. The members of the Predecessor Fund collectively were issued 88,868.193 shares of beneficial interest in the Fund (the “Shares”) at a net asset value (“NAV”) per Share of $1,000, in exchange for their collective interests in the Predecessor Fund, totaling $88,868,193 in net assets. For financial reporting purposes, the assets received and Shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Fund intends to qualify as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended. The Fund’s investment objective is to seek capital appreciation over the long term. The Fund will seek to achieve its objective principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment funds, such as hedge funds, that have investors other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”).

Subject to the provisions of the Fund’s Agreement and Declaration of Trust, as amended and restated from time to time (the “Declaration”), and the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Trustees (the “Board,” with an individual member referred to as a “Trustee”). The Trustees shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out their duties under the Declaration. Each Trustee shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each trustee of a Delaware corporation, and each Trustee who is not an “interested person” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”) shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each trustee of a closed-end management investment company registered under the 1940 Act and organized as a Delaware corporation who is not an “interested person” of such company. The Trustees may perform such acts as they, in their sole discretion, determine to be proper for conducting the business of the Fund. No Trustee shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Trustee’s authority as delegated by the Board. The Board may delegate (as may be permitted by the Declaration, the Fund’s By-Laws and the Delaware Statutory Trust Act) the management of the Fund’s day-to-day operations to one or more officers of the Fund or other

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2014

1.	Organization (continued)

persons (including, without limitation, UBS A&Q), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Board has engaged UBS A&Q to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the 1940 act.

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by shareholders. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from shareholders as of the end of each calendar quarter. During the six months period ended September 30, 2014, 2,010.314 Shares were repurchased.

Effective May 1, 2014, the Fund changed its name to A&Q Masters Fund.

2.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses NAV as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—	fair value of investments in Investment Funds with the ability to redeem within one quarter from the measurement date
Level 3—	fair value of investments in Investment Funds that do not have the ability to redeem within one quarter from the measurement date

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2014

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments. The Fund considers all Investment Funds with the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s NAV to be Level 2.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities require greater disaggregation than the Fund’s line items in the Statement of Assets and Liabilities. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of September 30, 2014. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2014. The Fund used the following categories to classify its Investment Funds:

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. The Investment Funds in the equity hedged strategy have restrictions on liquidity in their offering documents as described in the table below:

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2014

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

Strategy	Range of redemption notice period*	Percentage with investor level gates**
Equity Hedged	45 – 90 days	21%

*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemption periods ranging from 3 - 4 periods.

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, for example to geography, changes in interest rates, equity market movement, and currencies, to name a few examples. The Investment Fund in the relative value strategy has restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period*	Percentage with investor level gate**
Relative Value	60 days	100%

*	The Investment Fund is available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**	The investment Fund limits investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Fund in the trading strategy is generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Fund may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. The Investment Fund in the trading strategy has restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period*	Percentage with investor level gate
Trading	60 days	N/A

*	The Investment Fund is available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2014

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund utilizes procedures pursuant to Accounting Standards Codification (“ASC”) 820, Fair Value Measurements (“Topic 820”) in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ investment managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ investment managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable market values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s shareholders’ capital at September 30, 2014.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Income and expenses are recorded on the accrual basis.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2014

2.	Significant Accounting Policies (continued)

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s capital; costs of insurance; registration expenses; interest expense; certain organization costs; due diligence, including travel and related expenses; expenses of meetings; all costs with respect to communications to shareholders; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

d.	Income Taxes

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes. The Fund also has a September 30 tax year-end.

The Fund will file U.S. federal income and applicable state tax returns. The Adviser will analyze the Fund’s tax positions and will determine if a tax provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for the one open tax year remain subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period from April 1, 2014 through September 30, 2014, the Fund did not incur any interest or penalties.

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below, between accumulated net investment loss, accumulated net realized loss from investments and paid-in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2014. Such permanent reclassifications are attributable to differences between book and tax reporting of the Fund’s Investments which do not affect net assets or NAV per Share values.

Accumulated Net Investment Gain	Accumulated Net Realized Loss	Paid in Capital
$641,424	$404,755	$236,669

The tax character of distributions paid to shareholders during the financial statement year ended March 31, 2014 was $2,347,009 of ordinary income.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2014

2.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

The tax basis of distributable earnings as of September 30, 2014 shown below represents future distribution requirements the Fund must satisfy under the income tax regulations.

Undistributed Ordinary Income	Undistributed Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$3,851,360	$15,401	$7,388,265

The federal tax cost of investments is adjusted for taxable income allocated to the Fund from the Investment Funds. The total tax cost of investments on September 30, 2014 is $121,326,057. Investment net tax basis unrealized appreciation was $7,388,265, consisting of $8,231,768 unrealized appreciation and $843,503 unrealized depreciation.

The primary reason for differences between the earnings reported above and the federal tax cost of investments in comparison with the related amounts reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2014, relates to cumulative differences between tax and GAAP financial statement reporting requirements on the portfolio investments.

e.	Cash

Cash consists of monies held at The Bank of New York Mellon and State Street Bank and Trust Company (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2014

3.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to the Investment Advisory Agreement. The Adviser also provides certain administrative services to the Fund, including: providing office space, handling of shareholder inquiries regarding the Fund, providing shareholders with information concerning their investment in the Fund, coordinating and organizing meetings of the Fund’s Board and providing other support services. In consideration for all such services, the Fund will pay the Adviser a fee (the “Management Fee”), computed and payable monthly, at an annual rate of 1.25% of the Fund’s adjusted net assets determined as of the last day of each month. Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund other than Incentive Fee accruals (as described below), if any, as of such date, and calculated before giving effect to any repurchase of Shares on such date.

The Management Fee is computed as of the start of business on the last business day of the period to which each Management Fee relates, after adjustment for any Share purchases effective on such date, and will be payable in arrears.

In addition to the Management Fee paid to the Adviser, the Adviser is paid an incentive fee (the

“Incentive Fee”) on a quarterly basis in an amount equal to 5% of the Fund’s net profits. For the purposes of calculating the Incentive Fee for any fiscal quarter, net profits will be determined by taking into account net realized gain or loss (including any realized gain that has been distributed to shareholders during a fiscal quarter and net of Fund expenses, including Management Fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No Incentive Fee will be payable for any period unless losses and depreciation from prior periods have been recovered by the Fund, known as a “high water mark” calculation. The Adviser is under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of the Incentive Fee for a period will not be reversed by the subsequent decline of the Fund’s assets in any subsequent fiscal period. The Incentive Fee for the period from April 1, 2014 through September 30, 2014 and for the period from July 1, 2013 (date of reorganization) to March 31, 2014 was $61,744 and $399,417, respectively.

The Incentive Fee is in addition to the incentive fees or allocations charged by unregistered Investment Funds (generally approximating 20% of net profits).

The Adviser has voluntarily entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund to limit indefinitely the amount of Specified Expenses (as described below) to be borne by the Fund to an amount not to exceed 1.62% per annum of the Fund’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: i) the Incentive Fee, (ii) fees of the Investment Funds in which the Fund invests and (iii) extraordinary expenses. To the extent that Specified Expenses for any month exceed the Expense Cap, the Adviser will reimburse

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2014

3.	Related Party Transactions (continued)

the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement only with the consent of majority of the Independent Trustees. To the extent that the Adviser pays or bears Specified Expenses, it will not seek reimbursement for any such amounts. For the six month period from April 1, 2014 through September 30, 2014, the Fund has recorded an expense reimbursement to be paid by the Adviser in the amount of $337,159, of which $160,978 was receivable as of September 30, 2014.

Each Trustee of the Fund receives an annual retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board and the Chairman of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the seven other registered alternative investment funds advised by UBS A&Q. All Trustees are reimbursed by the Fund for all reasonable out of pocket expenses.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investments Funds owned by the Fund.

4.	Administration and Custody Fees

State Street Bank and Trust Company, as fund administrator (the “Fund Administrator”), performs certain administration, accounting, record keeping, tax and shareholder related services for the Fund and other funds sponsored or advised by UBS AG or its affiliates, including the Adviser. In consideration for these services, the Fund pays the Fund Administrator an annual fee of 0.065% of the Fund’s net assets.

State Street Bank and Trust Company also acts as custodian of the Fund’s assets and transfer agent and dividend disbursing agent with respect to the Shares.

5.	Share Capital and NAV

The Fund is authorized to issue an unlimited number of Shares. The Fund has registered $500 million of Shares for sale under its Registration Statement (File No. 333-189732). The Shares are being distributed by UBS Financial Services Inc. (together with any other broker or dealer appointed by the Fund as distributor of its Shares, the “Distributor”). The Distributor may pay from its own resources compensation to its financial advisers and brokers or dealers in connection with the sale and distribution of the Shares or servicing of shareholders.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2014

5.	Share Capital and NAV (continued)

Capital share transactions for outstanding Shares in the Fund period from April 1, 2014 through September 30, 2014 are summarized as follows:

Outstanding Shares April 1, 2014	Subscriptions	Reinvestment of distributions	Redemptions	Outstanding Shares September 30, 2014	NAV Per Share
101,052.940	29,047.503	-	2,010.314	128,090.129	$1,067.26

6.	Loan Payable

The Fund currently is party to a secured Credit Agreement along with several other funds advised by UBS A&Q, dated as of November 1, 2010, as amended, supplemented or otherwise modified from time to time (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to the lesser of $13 million and 15% of the Fund’s NAV in connection with repurchases of, or tenders for, Shares or for temporary investment purposes. Indebtedness outstanding under the Credit Agreement accrues interest at a rate equal to 1.5% plus the higher of (a) LIBOR and (b) the Federal Funds Rate, in each case as in effect from time to time (the “Interest Rate”), or at 2.0% over the Interest Rate during an event of default. There is a loan fee payable by the Fund, calculated at 35 basis points per annum of the line of credit not utilized. During the period from April 1, 2014 through September 30, 2014, the Fund did not borrow under this secured revolving line of credit. As of September 30, 2014, there was no outstanding balance.

7.	Investments

As of September 30, 2014, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended September 30, 2014 amounted to $34,560,209 and $6,349,544, respectively.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of advisory fees of approximately from 1.00% to 2.00% (per annum) of net assets and incentive fees or allocations ranging from 17.50% to 30.00% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2014

8.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

9.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10.	Subsequent Events

Subsequent to September 30, 2014, the Fund received subscriptions of $848,750 and $1,113,657 on September 30, 2014 and October 31, 2014, respectively.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Schedule of Portfolio Investments

(Unaudited)

September 30, 2014

											Dollar Amount
											of Fair Value
							% of	Initial	Redemption	First Available	for First
	Geographic		Fair Value	Fair Value	Fair Value	Fair Value	Net	Acquisition	Frequency	Redemption	Available
Investment Fund	Focus	Cost	Total	Level 1	Level 2	Level 3	Assets	Date	(a)	Date	Redemption

Equity Hedged
Atlas Institutional Fund, LLC	US/Canada	$10,549,418	$12,142,074	$-	$5,859,908	$6,282,166	8.88%	8/1/2011	Quarterly	9/30/2014	$5,859,908
Bronson Point Partners LP	US/Canada	10,520,235	11,533,636	-	7,587,763	3,945,873	8.43	3/1/2012	Quarterly	9/30/2014	$7,587,763
Cadian Offshore Fund Ltd.	US/Canada	3,737,008	4,257,122	-	-	4,257,122	3.11	7/1/2013	Semi-Annually	12/31/2014 (b)	$1,064,281
Glenview Institutional Partners, L.P.	US/Canada	5,000,000	4,855,758	-	-	4,855,758	3.55	9/1/2014	Quarterly	9/30/2015	$4,855,758
Jericho Capital International Ltd.	US/Canada	6,477,862	7,281,570	-	7,281,570	-	5.33	7/1/2013	Quarterly	9/30/2014	$7,281,570
Lansdowne European Equity Fund Ltd.	Europe including UK	6,500,000	5,831,739	-	-	5,831,739	4.27	4/1/2014	Monthly	3/31/2015	$4,880,075
Naya Fund	Global	3,000,000	2,974,662	-	2,974,662	-	2.18	11/1/2013	Quarterly	12/31/2014	$2,974,662
Pelham Long/Short Fund Ltd.	Europe including UK	2,770,451	3,060,695	-	3,060,695	-	2.24	7/1/2013	Monthly	9/30/2014	$3,060,695
Pennant Windward Fund, Ltd.	US/Canada	6,889,614	7,410,718	-	7,410,718	-	5.42	7/1/2013	Quarterly	9/30/2014	$7,410,718
PFM Diversified Fund, L.P.	US/Canada	5,986,721	7,296,882	-	7,296,882	-	5.34	10/1/2010	Quarterly	9/30/2014	$7,296,882
Sachem Head Offshore Ltd.	US/Canada	6,500,000	7,248,939	-	-	7,248,939	5.30	9/1/2013	Quarterly	9/30/2014 (b)	$1,812,235
Shellback Offshore Fund, Ltd.	US/Canada	13,750,000	14,509,415	-	11,259,507	3,249,908	10.61	1/1/2014	Quarterly	9/30/2014	$7,188,106
Soroban Cayman Fund Ltd.	US/Canada	5,814,243	7,395,202	-	-	7,395,202	5.41	7/1/2013	Quarterly	9/30/2014 (b)	$1,848,801
Tremblant Partners LP	US/Canada	9,500,000	9,846,287	-	9,846,287	-	7.20	3/1/2013	Monthly	9/30/2014	$9,846,287
Turiya Fund LP	Developed Asia including Japan	4,000,000	6,747,398	-	-	6,747,398	4.94	1/1/2012	Quarterly	9/30/2014 (c)	$2,248,908
Viking Global Equities III Ltd.	US/Canada	6,645,354	8,407,152	-	-	8,407,152	6.15	7/1/2013	Anniversary	6/30/2015	$8,407,152

Equity Hedged Subtotal		$107,640,906	$120,799,249	$-	$62,577,992	$58,221,257	88.36%

Relative Value
Sensato Asia Pacific Fund L.P .	Developed Asia including Japan	3,000,000	4,089,882	-	-	4,089,882	2.99	1/1/2012	Monthly	9/30/2014 (b)	$3,067,412

Relative Value Subtotal		$3,000,000	$4,089,882	$-	$-	$4,089,882	2.99%
Trading
Discovery Global Opportunity Fund Ltd.	Emerging Markets - All	3,790,095	3,825,191	-	3,825,191	-	2.80	7/1/2013	Quarterly	9/30/2014	$3,825,191

Trading Subtotal		$3,790,095	$3,825,191	$-	$3,825,191	$-	2.80%

Total		$114,431,001	$128,714,322	$-	$66,403,183	$62,311,139	94.15%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	The Investment Fund is subject to an investor level gate of 25%.
(c)	The Investment Fund is subject to an investor level gate of 33.33%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The preceding notes are an integral part of these financial statements.

A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2014

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s NAV. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s NAV. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of September 30, 2014 is $8,955,088 which relates to the value of a portion of several securities that can be partially redeemed within one quarter of the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Change in
			unrealized					Balance as of
	Balance as of	Realized gain /	appreciation /			Transfers into	Transfers out	September 30,
Description	April 1, 2014	(loss)	depreciation	Purchases	Sales	Level 3	of Level 3*	2014
Equity Hedged	$40,491,711	$103,805	$2,139,855	$24,500,000	$(890,002)	$-	$(8,124,112)	$58,221,257
Relative Value	3,716,657	-	373,225	-	-	-	-	4,089,882
Total	$44,208,368	$103,805	$2,513,080	$24,500,000	$(890,002)	$-	$(8,124,112)	$62,311,139

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2014 is $2,576,302 and is included in net change in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations.

* The transfers out of Level 3 investments in the amount of $8,124,112 are due to the expiration of a lock on the ability to redeem the investments within 90 days without incurring an early redemption penalty.

The preceding notes are an integral part of these financial statements.

A&Q MASTERS FUND (UNAUDITED)

The Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), last evaluated the Investment Advisory Agreement (the “Advisory Agreement”) at a meeting on September 16, 2014. The Trustees met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Trustees reviewed materials furnished by UBS Alternative and Quantitative Investments LLC (the “Adviser”), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, also were included in the meeting materials and were reviewed and discussed. The Trustees discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund.

The Trustees reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Trustees discussed the ability of the Adviser to manage the Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Trustees acknowledged the Adviser’s employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Trustees also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser’s affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Trustees felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Fund.

The Trustees reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers (the “Comparable Funds”). The Trustees recognized that certain of the Comparable Funds that are structured as private funds are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund’s performance relative to that of the Comparable Funds. The Trustees recognized that, while the Fund’s year-to-date performance for the period ended June 30, 2014 lagged the median performance of the Comparable Funds, the Fund’s three-year performance for the period ended June 30, 2014 was above the median performance of the Comparable Funds and the HFRI Equity Hedge (Total) Index, and the Fund’s three- and five-year Sharpe ratios were above the medians of the Comparable Funds.

The Trustees considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds. The information presented to the Trustees showed that the Fund’s management and incentive fees were at the median management and incentive fees of the Comparable Funds. In comparing the fees being charged to the Fund to the fees being charged to other advisory clients of the Adviser, the Trustees noted that the Fund’s management fee was lower than the standard management fee charged to the Adviser’s retail clients, and the Fund’s incentive fee was lower than the standard incentive fee charged to the Adviser’s retail clients and non-retail clients. In light of the foregoing, the Trustees felt that the combination of the advisory fee and the incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds.

The Trustees also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund’s Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Trustees considered reasonable and appropriate. The Trustees also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Trustees determined that the fees under the Advisory Agreement did not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s length bargaining, and concluded that the fees were reasonable. The Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its investors.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SECHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Masters Fund (formerly O’Connor Fund of Funds: Masters)

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date December 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date December 4, 2014

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date December 4, 2014

* Print the name and title of each signing officer under his or her signature.